Fair values of financial assets and liabilities - Schedule of Sensitivity of Level 3 Valuations (Details) £ in Millions	Jun. 30, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 431,645	£ 435,627
Other	61,372	54,215
Financial assets at fair value through profit or loss	1,577	1,371
Financial liabilities at fair value through profit or loss	4,929	5,159
Derivative financial instruments	5,605	5,891
At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	4,929	5,159
Level 3 financial liabilities carried at fair value	4,929	5,159
At fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial liabilities carried at fair value	25	26
Carrying value | Level 3 | Financial liabilities carried at fair value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial liabilities carried at fair value	190	189
Carrying value | Financial assets carried at fair value | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	356	347
Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Derivative financial instruments	165	163
Carrying value | At fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	25	26
Interest rate volatility | Option pricing model | Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Interest rate derivatives	15	13
Housing price index | Market values – property valuation | Carrying value | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Shared appreciation rights	£ 150	£ 150
Minimum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.15	0.13
Minimum | Housing price index | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	0.01	0.01
Maximum | Interest rate volatility | Derivative financial liabilities
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input reasonable assumption, liabilities	1.90	1.68
Financial assets at fair value through profit or loss
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	£ 1,577	£ 1,371
Financial assets at fair value through profit or loss | Level 3
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Level 3 financial assets carried at fair value	304	295
Financial assets at fair value through profit or loss | Favourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	24	25
Financial assets at fair value through profit or loss | Unfavourable changes
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	(24)	(23)
Financial assets at fair value through profit or loss | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Other	4	4
Financial assets at fair value through profit or loss	304	295
Financial assets at fair value through profit or loss | Interest rate spreads | Discounted cash flows | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Loans and advances to customers	£ 300	£ 291
Financial assets at fair value through profit or loss | Minimum | Interest rate spreads
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.0050	0.0050
Financial assets at fair value through other comprehensive income | Carrying value
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Financial assets at fair value through other comprehensive income	£ 52	£ 52